Revenues	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
Revenue Recognition
Revenues are measured based on consideration specified in our contracts with customers and are recognized as the related performance obligations are satisfied.
The majority of our revenues are derived from passenger cruise contracts which are reported within Passenger ticket revenues in our consolidated statements of comprehensive income (loss). Our performance obligation under these contracts is to provide a cruise vacation in exchange for the ticket price. We satisfy this performance obligation and recognize revenue over the duration of each cruise, which generally range from two to 25 nights.
Passenger ticket revenues include charges to our guests for port costs that vary with passenger head counts. These type of port costs, along with port costs that do not vary by passenger head counts, are included in our operating expenses. The amounts of port costs charged to our guests and included within Passenger ticket revenues on a gross basis were $666.8 million, $611.4 million and $569.5 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Our total revenues also include onboard and other revenues, which consist primarily of revenues from the sale of goods and services onboard our ships that are not included in passenger ticket prices. We receive payment before or concurrently with the transfer of these goods and services to passengers during a cruise and recognize revenue at the time of transfer over the duration of the related cruise.
As a practical expedient, we have omitted disclosures on our remaining performance obligations as the duration of our contracts with customers is less than a year.
Disaggregated Revenues
The following table disaggregates our total revenues by geographic regions where we provide cruise itineraries (in thousands):

	Year Ended December 31,
	2019	2018	2017
Revenues by itinerary
North America(1)	$6,392,354	$5,399,951	$5,062,305
Asia/Pacific(2)	1,529,898	1,463,083	1,588,802
Europe(3)	1,942,057	1,914,549	1,509,586
Other regions	567,904	348,145	285,954
Total revenues by itinerary	10,432,213	9,125,728	8,446,647
Other revenues(4)	518,448	368,121	331,198
Total revenues	$10,950,661	$9,493,849	$8,777,845
(1)Includes the United States, Canada, Mexico and the Caribbean.
(2)Includes Southeast Asia (e.g., Singapore, Thailand and the Philippines), East Asia (e.g., China and Japan), South Asia (e.g., India and Pakistan) and Oceania (e.g., Australia and Fiji Islands) regions.
(3)Includes European countries (e.g., the Nordics, Germany, France, Italy, Spain and the United Kingdom).
(4)Includes revenues primarily related to cancellation fees, vacation protection insurance and pre- and post-cruise tours and fees for operating certain port facilities. Amounts also include revenues related to our bareboat charter, procurement and management related services we perform on behalf of our unconsolidated affiliates. Refer to Note 8. Other Assets for more information on our unconsolidated affiliates.
Passenger ticket revenues are attributed to geographic areas based on where the reservation originates. For the years ended December 31, 2019, 2018 and 2017, our guests were sourced from the following areas:

	Year Ended December 31,
	2019	2018	2017
Passenger ticket revenues:
United States	65%	61%	59%
United Kingdom	9%	10%	9%
All other countries (1)	26%	29%	32%
(1)No other individual country's revenue exceeded 10% for the years ended December 31, 2019, 2018 and 2017.
Customer Deposits and Contract Liabilities
Our payment terms generally require an upfront deposit to confirm a reservation, with the balance due prior to the cruise. Deposits received on sales of passenger cruises are initially recorded as Customer deposits in our consolidated balance sheets and subsequently recognized as passenger ticket revenues during the duration of the cruise. ASC 606, Revenues from Contracts with Customers, defines a “contract liability” as an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration from the customer. We consider customer deposits to be a contract liability once the customer no longer retains the unilateral right, resulting from the passage of time, to cancel such customer's reservation and receive a full refund. Customer deposits as of December 31, 2019, 2018 and 2017 included contract liabilities of $1.7 billion, $1.9 billion and $1.4 billion, respectively. Substantially all of our contract liabilities as of the years ended December 31, 2018 and 2017 were recognized and reported within Total revenues in our consolidated statements of comprehensive income (loss) for the years ended December 31, 2019 and 2018, respectively.
Contract Receivables and Contract Assets
Although we generally require full payment from our customers prior to their cruise, we grant credit terms to a relatively small portion of our revenue sourced in select markets outside of the United States. As a result, we have outstanding receivables from passenger cruise contracts in those markets. We also have receivables from credit card merchants for cruise ticket purchases and goods and services sold to guests during cruises that are collected before, during or shortly after the cruise voyage. In addition, we have receivables due from concessionaires onboard our vessels. These receivables are included within Trade and other receivables, net in our consolidated balance sheets.
We have contract assets that are conditional rights to consideration for satisfying the construction services performance obligations under a service concession arrangement. As of December 31, 2019, 2018, and 2017, our contract assets were $55.5 million, $57.8 million and $60.1 million, respectively, and were included within Other assets in our consolidated balance sheets. Given the short duration of our cruises and our collection terms, we do not have any other significant contract assets.
Assets Recognized from the Costs to Obtain a Contract with a Customer
Prepaid travel agent commissions are an incremental cost of obtaining contracts with customers that we recognize as an asset and include within Prepaid expenses and other assets in our consolidated balance sheets. Prepaid travel agent commissions were $163.2 million and $153.5 million as of December 31, 2019 and 2018, respectively. Substantially all of our prepaid travel agent commissions at December 31, 2018 and December 31, 2017 were expensed and reported within Commissions, transportation and other in our consolidated statements of comprehensive income (loss) for the years ended December 31, 2019 and 2018, respectively.